UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Archon Capital Management LLC

Address:         1301 5th Ave, Suite 3008
                 Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis    Seattle, WA             May 16, 2011
--------------------------------  ----------------    ----------------------
          [Signature]               [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $222,837
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                 FORM 13F INFORMATION TABLE
                                                Archon Capital Management LLC
                                                        March 31, 2011

COLUMN 1                      COLUMN  2  COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                              TITLE OF                VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE    SHARED  NONE
8X8 INC NEW                   COM        282914100     8,875     3,158,421   SH            Sole     None     3,158,421
ADVANCED ENERGY INDS          COM        007973100     9,406       575,300   SH            Sole     None       575,300
ANGIODYNAMICS INC             COM        03475V101     3,311       218,970   SH            Sole     None       218,970
BITSTREAM INC                 CL A       091736108       446        69,700   SH            Sole     None        69,700
CALLIDUS SOFTWARE INC         COM        13123E500     5,666       824,694   SH            Sole     None       824,694
CHINDEX INTERNATIONAL INC     COM        169467107     1,140        71,000   SH            Sole     None        71,000
CYNOSURE INC                  CL A       232577205    10,193       733,845   SH            Sole     None       733,845
DATAWATCH CORP                COM NEW    237917208     1,550       295,208   SH            Sole     None       295,208
DECKERS OUTDOOR CORP          COM        243537107    14,732       171,000   SH            Sole     None       171,000
DSW INC                       CL A       23334L102     7,053       176,500   SH            Sole     None       176,500
EMERITUS CORP                 COM        291005106     6,406       251,600   SH            Sole     None       251,600
ENCORE CAP GROUP INC          COM        292554102     4,240       179,100   SH            Sole     None       179,100
EQUINIX INC                   COM NEW    29444U502     9,392       103,100   SH            Sole     None       103,100
EXPRESS 1 EXPEDITED SOLUTION  COM        30217Q108     3,738     1,763,314   SH            Sole     None     1,763,314
EXTREME NETWORKS INC          COM        30226D106     5,763     1,646,679   SH            Sole     None     1,646,679
FARO TECHNOLOGIES INC         COM        311642102     6,828       170,700   SH            Sole     None       170,700
GREEN MTN COFFEE ROASTERS IN  COM        393122106     1,938        30,000   SH            Sole     None        30,000
HELMERICH & PAYNE INC         COM        423452101     9,809       142,800   SH            Sole     None       142,800
IMRIS INC                     COM        45322N105     5,120       705,200   SH            Sole     None       705,200
INTERACTIVE INTELLIGENCE INC  COM        45839M103     3,288        84,952   SH            Sole     None        84,952
ION GEOPHYSICAL CORP          COM        462044108       127        10,000   SH            Sole     None        10,000
JONES SODA CO                 COM        48023P106     2,164     1,759,400   SH            Sole     None     1,759,400
KEYNOTE SYS INC               COM        493308100     2,156       116,218   SH            Sole     None       116,218
LOGMEIN INC                   COM        54142L109     2,108        50,000   SH            Sole     None        50,000
LO-JACK CORP                  COM        539451104       141        30,000   SH            Sole     None        30,000
MADDEN STEVEN LTD             COM        556269108    11,284       240,439   SH            Sole     None       240,439
MARCHEX INC                   CL B       56624R108    16,572     2,105,779   SH            Sole     None     2,105,779
MOTRICITY INC                 COM        620107102     1,127        75,000   SH            Sole     None        75,000
ORION ENERGY SYSTEMS INC      COM        686275108     1,040       257,800   SH            Sole     None       257,800
PRGX GLOBAL INC               COM NEW    69357C503     2,617       431,200   SH            Sole     None       431,200
QLIK TECHNOLOGIES INC         COM        74733T105     5,369       206,500   SH            Sole     None       206,500
RIGHTNOW TECHNOLOGIES INC     COM        76657R106     4,415       141,000   SH            Sole     None       141,000
SHOE CARNIVAL INC             COM        824889109     7,905       281,831   SH            Sole     None       281,831
SOLARWINDS INC                COM        83416B109     3,374       143,800   SH            Sole     None       143,800
SPS COMM INC                  COM        78463M107     2,945       189,900   SH            Sole     None       189,900
STR HLDGS INC                 COM        78478V100     5,877       306,400   SH            Sole     None       306,400
TEMPUR PEDIC INTL INC         COM        88023U101     9,362       184,800   SH            Sole     None       184,800
TRADESTATION GROUP INC        COM        89267P105     2,915       414,600   SH            Sole     None       414,600
VALUEVISION MEDIA INC         CL A       92047K107    17,924     2,818,300   SH            Sole     None     2,818,300
WOLVERINE WORLD WIDE INC      COM        978097103     3,769       101,100   SH            Sole     None       101,100
ZAGG INCORPORATED             COM        98884U108       751       100,000   SH            Sole     None       100,000

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